Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of period	$ 1,741
Balance at end of period	1,845	$ 1,741	$ 1,727
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	482
Balance at end of period	544	482	457
IFRS9 [member] | Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	23	62	49
Provision for (reversal of) credit losses	4	60	5
Write-offs	(4)	0	(5)
Foreign exchange and other	0	(99)	(2)
Balance at end of period	23	23	47
IFRS9 [member] | Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	15	13	14
Provision for (reversal of) credit losses	0	2	1
Write-offs	0	0	0
Foreign exchange and other	0	0	(1)
Balance at end of period	15	15	14
IFRS9 [member] | Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3	6	35
Provision for (reversal of) credit losses	0	(3)	(1)
Write-offs	0	0	0
Foreign exchange and other	0	0	(1)
Balance at end of period	3	3	33
IFRS9 [member] | Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Balance at beginning of period	5	43	0
Provision for (reversal of) credit losses	4	61	5
Write-offs	(4)	0	(5)
Foreign exchange and other	0	(99)	0
Balance at end of period	$ 5	$ 5	$ 0